MFA 2024-NQM2 Trust ABS-15G

EXHIBIT 99.49

LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Loan ID	Seller Loan ID	Marketing ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
XXXX		72439		XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A